Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash And Cash Equivalents [Abstract]
Cash at bank	$ 3,805,103	$ 10,753,049
Cash on hand	32	69
Total	$ 3,805,135	$ 10,753,118